Risk Management and Financial Instruments (Details) - Schedule of Future Contracts - Sensitivity analysis and derivative financial instruments breakdown [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Future Contracts [Member] | US Dollor [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Quantity (in Shares)	52,199	51
Notional	$ (250,788)	$ 490
Fair value	$ (2,078)	$ (872)
Future Contracts [Member] | Commodities Cattle [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Cattle)
Nature	Long
Quantity (in Shares)	(6)	21
Notional	$ (101)	$ (385)
Fair value		$ (19)
Future Contracts [Member] | Commodities Grains [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Grains)
Nature	Short
Quantity (in Shares)		520
Notional		$ (948)
Fair value		$ (2,448)
Deliverable Forwards [Member] | US Dollor [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Quantity (in Shares)	(398,024)	(463,371)
Notional	$ (398,024)	$ (2,417,731)
Fair value	$ 29,150	$ 67,658
Deliverable Forwards [Member] | EURO [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Short
Quantity (in Shares)	12,576	(11,087)
Notional	$ 67,303	$ (12,016)
Fair value	$ (1,885)	$ 9
Deliverable Forwards [Member] | British Pound [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Quantity (in Shares)	(2,333)	(829)
Notional	$ (14,369)	$ (4,869)
Fair value	$ 202	$ (193)
Deliverable Forwards [Member] | Mexican Peso [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Mexican peso
Nature	Short
Quantity (in Shares)		(1,092,527)
Notional		$ (272,434)
Fair value		$ (30,362)
Deliverable Forwards [Member] | Australian Dollar [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Australian dollar
Nature	Long
Quantity (in Shares)	865	266
Notional	$ 2,846	$ 943
Fair value	$ (1)	$ 5
Deliverable Forwards [Member] | Commodities Cattle [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Cattle)
Nature	Short
Quantity (in Shares)	80,377	(29,568)
Notional	$ 389,130	$ (154,278)
Fair value	$ (1,982)	$ (31,182)
Non-Deliverable Forwards [Member] | US Dollor [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Quantity (in Shares)	(1,306,760)	3,029
Notional	$ (1,306,760)	$ 15,804
Fair value	$ 13,975	$ (339)
Non-Deliverable Forwards [Member] | EURO [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Long
Quantity (in Shares)	(1,157)	78,708
Notional	$ 5,071	$ 85,306
Fair value	$ 513	$ 3,443
Non-Deliverable Forwards [Member] | British Pound [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Quantity (in Shares)	(15,771)	(3,147)
Notional	$ (97,124)	$ (18,476)
Fair value	$ (579)	$ 1,357
Non-Deliverable Forwards [Member] | Commodities Grains [Member]
Risk Management and Financial Instruments (Details) - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Grains)
Nature	Short
Quantity (in Shares)		4,000
Notional		$ (30,990)
Fair value		$ 684